FLOW-THROUGH SHARE PREMIUM (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year	$ 22,729,196	$ 185,431
Liability incurred on flow-through shares issued	14,500,000	29,161,495
Settlement of flow-through share premium on expenditures incurred	(17,165,846)	(6,617,730)
Flow-through share premium at end of the year	20,063,350	22,729,196
Issued June 4, 2020
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year		160,811
Settlement of flow-through share premium on expenditures incurred		(160,811)
Issued June 10, 2020
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year		24,620
Settlement of flow-through share premium on expenditures incurred		(24,620)
Issued April 8, 2021
Flow Through Share Premium [Line Items]
Liability incurred on flow-through shares issued		1,971,330
Settlement of flow-through share premium on expenditures incurred		(1,971,330)
Issued August 24, 2021
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year	10,129,196
Liability incurred on flow-through shares issued		14,590,165
Settlement of flow-through share premium on expenditures incurred	(10,129,196)	(4,460,969)
Flow-through share premium at end of the year		10,129,196
Issued November 25, 2021
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year	12,600,000
Liability incurred on flow-through shares issued		12,600,000
Settlement of flow-through share premium on expenditures incurred	(7,036,650)
Flow-through share premium at end of the year	5,563,350	$ 12,600,000
Issued December 14, 2022
Flow Through Share Premium [Line Items]
Liability incurred on flow-through shares issued	14,500,000
Flow-through share premium at end of the year	$ 14,500,000